Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 39,959	$ 1,100	$ 163,383
Provision for estimated credit losses	(243)	(1,100)	(214)
Total accounts receivable, net	$ 39,716		$ 163,169